Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Securities Fund
Entity Central Index Key	0000754510
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity Small Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity® Small Cap Value Fund
Trading Symbol	FCPVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Fund	$ 44	0.82%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%
Net Assets	$ 4,680,745,076
Holdings Count | shares	106
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$4,680,745,076
Number of Holdings	106
Portfolio Turnover	123%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.4 Industrials 17.6 Consumer Discretionary 10.4 Health Care 9.8 Real Estate 9.6 Information Technology 8.2 Materials 6.2 Energy 5.8 Consumer Staples 4.7 Utilities 4.0 Communication Services 0.6 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 95.1 Canada 2.7 Bermuda 1.9 Brazil 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Canada - 2.7 Bermuda - 1.9 Brazil - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Old National Bancorp/IN 2.7 Axis Capital Holdings Ltd 2.2 Compass Inc Class A 2.2 UMB Financial Corp 2.2 BJ's Wholesale Club Holdings Inc 2.1 Sunoco LP 2.0 Signet Jewelers Ltd 2.0 CareTrust REIT Inc 2.0 Bank of Nt Butterfield & Son Ltd/The (United States) 1.9 Parsons Corp 1.9 21.2
Fidelity Advisor Small Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class Z
Trading Symbol	FIKNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.74%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
Net Assets	$ 4,680,745,076
Holdings Count | shares	106
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$4,680,745,076
Number of Holdings	106
Portfolio Turnover	123%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.4 Industrials 17.6 Consumer Discretionary 10.4 Health Care 9.8 Real Estate 9.6 Information Technology 8.2 Materials 6.2 Energy 5.8 Consumer Staples 4.7 Utilities 4.0 Communication Services 0.6 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 95.1 Canada 2.7 Bermuda 1.9 Brazil 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Canada - 2.7 Bermuda - 1.9 Brazil - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Old National Bancorp/IN 2.7 Axis Capital Holdings Ltd 2.2 Compass Inc Class A 2.2 UMB Financial Corp 2.2 BJ's Wholesale Club Holdings Inc 2.1 Sunoco LP 2.0 Signet Jewelers Ltd 2.0 CareTrust REIT Inc 2.0 Bank of Nt Butterfield & Son Ltd/The (United States) 1.9 Parsons Corp 1.9 21.2
Fidelity Advisor Small Cap Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class M
Trading Symbol	FCVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 73	1.36%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.36%
Net Assets	$ 4,680,745,076
Holdings Count | shares	106
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$4,680,745,076
Number of Holdings	106
Portfolio Turnover	123%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.4 Industrials 17.6 Consumer Discretionary 10.4 Health Care 9.8 Real Estate 9.6 Information Technology 8.2 Materials 6.2 Energy 5.8 Consumer Staples 4.7 Utilities 4.0 Communication Services 0.6 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 95.1 Canada 2.7 Bermuda 1.9 Brazil 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Canada - 2.7 Bermuda - 1.9 Brazil - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Old National Bancorp/IN 2.7 Axis Capital Holdings Ltd 2.2 Compass Inc Class A 2.2 UMB Financial Corp 2.2 BJ's Wholesale Club Holdings Inc 2.1 Sunoco LP 2.0 Signet Jewelers Ltd 2.0 CareTrust REIT Inc 2.0 Bank of Nt Butterfield & Son Ltd/The (United States) 1.9 Parsons Corp 1.9 21.2
Fidelity Advisor Small Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class I
Trading Symbol	FCVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.86%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
Net Assets	$ 4,680,745,076
Holdings Count | shares	106
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$4,680,745,076
Number of Holdings	106
Portfolio Turnover	123%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.4 Industrials 17.6 Consumer Discretionary 10.4 Health Care 9.8 Real Estate 9.6 Information Technology 8.2 Materials 6.2 Energy 5.8 Consumer Staples 4.7 Utilities 4.0 Communication Services 0.6 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 95.1 Canada 2.7 Bermuda 1.9 Brazil 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Canada - 2.7 Bermuda - 1.9 Brazil - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Old National Bancorp/IN 2.7 Axis Capital Holdings Ltd 2.2 Compass Inc Class A 2.2 UMB Financial Corp 2.2 BJ's Wholesale Club Holdings Inc 2.1 Sunoco LP 2.0 Signet Jewelers Ltd 2.0 CareTrust REIT Inc 2.0 Bank of Nt Butterfield & Son Ltd/The (United States) 1.9 Parsons Corp 1.9 21.2
Fidelity Advisor Small Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class C
Trading Symbol	FCVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	1.86%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.86%
Net Assets	$ 4,680,745,076
Holdings Count | shares	106
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$4,680,745,076
Number of Holdings	106
Portfolio Turnover	123%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.4 Industrials 17.6 Consumer Discretionary 10.4 Health Care 9.8 Real Estate 9.6 Information Technology 8.2 Materials 6.2 Energy 5.8 Consumer Staples 4.7 Utilities 4.0 Communication Services 0.6 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 95.1 Canada 2.7 Bermuda 1.9 Brazil 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Canada - 2.7 Bermuda - 1.9 Brazil - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Old National Bancorp/IN 2.7 Axis Capital Holdings Ltd 2.2 Compass Inc Class A 2.2 UMB Financial Corp 2.2 BJ's Wholesale Club Holdings Inc 2.1 Sunoco LP 2.0 Signet Jewelers Ltd 2.0 CareTrust REIT Inc 2.0 Bank of Nt Butterfield & Son Ltd/The (United States) 1.9 Parsons Corp 1.9 21.2
Fidelity Advisor Small Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class A
Trading Symbol	FCVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	1.11%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.11%
Net Assets	$ 4,680,745,076
Holdings Count | shares	106
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$4,680,745,076
Number of Holdings	106
Portfolio Turnover	123%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.4 Industrials 17.6 Consumer Discretionary 10.4 Health Care 9.8 Real Estate 9.6 Information Technology 8.2 Materials 6.2 Energy 5.8 Consumer Staples 4.7 Utilities 4.0 Communication Services 0.6 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 95.1 Canada 2.7 Bermuda 1.9 Brazil 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Canada - 2.7 Bermuda - 1.9 Brazil - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Old National Bancorp/IN 2.7 Axis Capital Holdings Ltd 2.2 Compass Inc Class A 2.2 UMB Financial Corp 2.2 BJ's Wholesale Club Holdings Inc 2.1 Sunoco LP 2.0 Signet Jewelers Ltd 2.0 CareTrust REIT Inc 2.0 Bank of Nt Butterfield & Son Ltd/The (United States) 1.9 Parsons Corp 1.9 21.2
Fidelity Small Cap Growth K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth K6 Fund
Class Name	Fidelity® Small Cap Growth K6 Fund
Trading Symbol	FOCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Growth K6 Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth K6 Fund	$ 33	0.60%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%
Net Assets	$ 3,957,843,440
Holdings Count | shares	328
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,957,843,440
Number of Holdings	328
Portfolio Turnover	93%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 28.3 Industrials 26.6 Information Technology 17.4 Consumer Discretionary 9.8 Financials 7.3 Energy 2.6 Materials 2.1 Consumer Staples 1.7 Real Estate 1.6 Communication Services 1.1 Utilities 0.5 Common Stocks 98.1 Preferred Stocks 0.9 Domestic Equity Funds 0.6 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.9 Domestic Equity Funds - 0.6 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 91.7 Thailand 1.5 Canada 1.2 United Kingdom 1.1 Israel 1.1 Italy 0.9 Netherlands 0.7 Australia 0.5 Taiwan 0.3 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 Thailand - 1.5 Canada - 1.2 United Kingdom - 1.1 Israel - 1.1 Italy - 0.9 Netherlands - 0.7 Australia - 0.5 Taiwan - 0.3 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Bloom Energy Corp Class A 2.2 Nextpower Inc Class A 1.5 Fabrinet 1.5 BrightSpring Health Services Inc 1.5 OSI Systems Inc 1.2 Cogent Biosciences Inc 1.2 MACOM Technology Solutions Holdings Inc 1.1 Ensign Group Inc/The 1.1 Credo Technology Group Holding Ltd 1.0 Advanced Energy Industries Inc 1.0 13.3
Fidelity Small Cap Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity® Small Cap Growth Fund
Trading Symbol	FCPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Fund	$ 46	0.84%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%
Net Assets	$ 7,841,087,249
Holdings Count | shares	325
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$7,841,087,249
Number of Holdings	325
Portfolio Turnover	89%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 28.9 Industrials 26.7 Information Technology 17.3 Consumer Discretionary 10.1 Financials 7.6 Energy 2.5 Materials 2.1 Consumer Staples 1.7 Real Estate 1.6 Communication Services 1.1 Utilities 0.5 Common Stocks 99.1 Preferred Stocks 1.0 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 1.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 91.6 Thailand 1.5 Canada 1.2 United Kingdom 1.2 Israel 1.1 Italy 0.9 Netherlands 0.8 Australia 0.6 Japan 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Thailand - 1.5 Canada - 1.2 United Kingdom - 1.2 Israel - 1.1 Italy - 0.9 Netherlands - 0.8 Australia - 0.6 Japan - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Bloom Energy Corp Class A 2.3 Nextpower Inc Class A 1.5 Fabrinet 1.5 BrightSpring Health Services Inc 1.4 Cogent Biosciences Inc 1.2 MACOM Technology Solutions Holdings Inc 1.2 Ensign Group Inc/The 1.1 OSI Systems Inc 1.0 Credo Technology Group Holding Ltd 1.0 Advanced Energy Industries Inc 1.0 13.2
Fidelity Advisor Small Cap Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class Z
Trading Symbol	FIDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 42	0.77%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.77%
Net Assets	$ 7,841,087,249
Holdings Count | shares	325
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$7,841,087,249
Number of Holdings	325
Portfolio Turnover	89%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 28.9 Industrials 26.7 Information Technology 17.3 Consumer Discretionary 10.1 Financials 7.6 Energy 2.5 Materials 2.1 Consumer Staples 1.7 Real Estate 1.6 Communication Services 1.1 Utilities 0.5 Common Stocks 99.1 Preferred Stocks 1.0 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 1.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 91.6 Thailand 1.5 Canada 1.2 United Kingdom 1.2 Israel 1.1 Italy 0.9 Netherlands 0.8 Australia 0.6 Japan 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Thailand - 1.5 Canada - 1.2 United Kingdom - 1.2 Israel - 1.1 Italy - 0.9 Netherlands - 0.8 Australia - 0.6 Japan - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Bloom Energy Corp Class A 2.3 Nextpower Inc Class A 1.5 Fabrinet 1.5 BrightSpring Health Services Inc 1.4 Cogent Biosciences Inc 1.2 MACOM Technology Solutions Holdings Inc 1.2 Ensign Group Inc/The 1.1 OSI Systems Inc 1.0 Credo Technology Group Holding Ltd 1.0 Advanced Energy Industries Inc 1.0 13.2
Fidelity Advisor Small Cap Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class M
Trading Symbol	FCTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	1.38%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.38%
Net Assets	$ 7,841,087,249
Holdings Count | shares	325
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$7,841,087,249
Number of Holdings	325
Portfolio Turnover	89%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 28.9 Industrials 26.7 Information Technology 17.3 Consumer Discretionary 10.1 Financials 7.6 Energy 2.5 Materials 2.1 Consumer Staples 1.7 Real Estate 1.6 Communication Services 1.1 Utilities 0.5 Common Stocks 99.1 Preferred Stocks 1.0 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 1.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 91.6 Thailand 1.5 Canada 1.2 United Kingdom 1.2 Israel 1.1 Italy 0.9 Netherlands 0.8 Australia 0.6 Japan 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Thailand - 1.5 Canada - 1.2 United Kingdom - 1.2 Israel - 1.1 Italy - 0.9 Netherlands - 0.8 Australia - 0.6 Japan - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Bloom Energy Corp Class A 2.3 Nextpower Inc Class A 1.5 Fabrinet 1.5 BrightSpring Health Services Inc 1.4 Cogent Biosciences Inc 1.2 MACOM Technology Solutions Holdings Inc 1.2 Ensign Group Inc/The 1.1 OSI Systems Inc 1.0 Credo Technology Group Holding Ltd 1.0 Advanced Energy Industries Inc 1.0 13.2
Fidelity Advisor Small Cap Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class I
Trading Symbol	FCIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.89%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
Net Assets	$ 7,841,087,249
Holdings Count | shares	325
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$7,841,087,249
Number of Holdings	325
Portfolio Turnover	89%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 28.9 Industrials 26.7 Information Technology 17.3 Consumer Discretionary 10.1 Financials 7.6 Energy 2.5 Materials 2.1 Consumer Staples 1.7 Real Estate 1.6 Communication Services 1.1 Utilities 0.5 Common Stocks 99.1 Preferred Stocks 1.0 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 1.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 91.6 Thailand 1.5 Canada 1.2 United Kingdom 1.2 Israel 1.1 Italy 0.9 Netherlands 0.8 Australia 0.6 Japan 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Thailand - 1.5 Canada - 1.2 United Kingdom - 1.2 Israel - 1.1 Italy - 0.9 Netherlands - 0.8 Australia - 0.6 Japan - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Bloom Energy Corp Class A 2.3 Nextpower Inc Class A 1.5 Fabrinet 1.5 BrightSpring Health Services Inc 1.4 Cogent Biosciences Inc 1.2 MACOM Technology Solutions Holdings Inc 1.2 Ensign Group Inc/The 1.1 OSI Systems Inc 1.0 Credo Technology Group Holding Ltd 1.0 Advanced Energy Industries Inc 1.0 13.2
Fidelity Advisor Small Cap Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class C
Trading Symbol	FCCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 102	1.88%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.88%
Net Assets	$ 7,841,087,249
Holdings Count | shares	325
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$7,841,087,249
Number of Holdings	325
Portfolio Turnover	89%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 28.9 Industrials 26.7 Information Technology 17.3 Consumer Discretionary 10.1 Financials 7.6 Energy 2.5 Materials 2.1 Consumer Staples 1.7 Real Estate 1.6 Communication Services 1.1 Utilities 0.5 Common Stocks 99.1 Preferred Stocks 1.0 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 1.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 91.6 Thailand 1.5 Canada 1.2 United Kingdom 1.2 Israel 1.1 Italy 0.9 Netherlands 0.8 Australia 0.6 Japan 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Thailand - 1.5 Canada - 1.2 United Kingdom - 1.2 Israel - 1.1 Italy - 0.9 Netherlands - 0.8 Australia - 0.6 Japan - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Bloom Energy Corp Class A 2.3 Nextpower Inc Class A 1.5 Fabrinet 1.5 BrightSpring Health Services Inc 1.4 Cogent Biosciences Inc 1.2 MACOM Technology Solutions Holdings Inc 1.2 Ensign Group Inc/The 1.1 OSI Systems Inc 1.0 Credo Technology Group Holding Ltd 1.0 Advanced Energy Industries Inc 1.0 13.2
Fidelity Advisor Small Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class A
Trading Symbol	FCAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	1.13%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.13%
Net Assets	$ 7,841,087,249
Holdings Count | shares	325
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$7,841,087,249
Number of Holdings	325
Portfolio Turnover	89%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 28.9 Industrials 26.7 Information Technology 17.3 Consumer Discretionary 10.1 Financials 7.6 Energy 2.5 Materials 2.1 Consumer Staples 1.7 Real Estate 1.6 Communication Services 1.1 Utilities 0.5 Common Stocks 99.1 Preferred Stocks 1.0 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 1.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 91.6 Thailand 1.5 Canada 1.2 United Kingdom 1.2 Israel 1.1 Italy 0.9 Netherlands 0.8 Australia 0.6 Japan 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.6 Thailand - 1.5 Canada - 1.2 United Kingdom - 1.2 Israel - 1.1 Italy - 0.9 Netherlands - 0.8 Australia - 0.6 Japan - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Bloom Energy Corp Class A 2.3 Nextpower Inc Class A 1.5 Fabrinet 1.5 BrightSpring Health Services Inc 1.4 Cogent Biosciences Inc 1.2 MACOM Technology Solutions Holdings Inc 1.2 Ensign Group Inc/The 1.1 OSI Systems Inc 1.0 Credo Technology Group Holding Ltd 1.0 Advanced Energy Industries Inc 1.0 13.2
Fidelity Series Small Cap Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Small Cap Opportunities Fund
Class Name	Fidelity® Series Small Cap Opportunities Fund
Trading Symbol	FSOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Small Cap Opportunities Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 4,728,147,115
Holdings Count | shares	231
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$4,728,147,115
Number of Holdings	231
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.0 Health Care 17.4 Financials 17.3 Information Technology 14.1 Consumer Discretionary 11.2 Energy 5.1 Materials 4.8 Real Estate 4.6 Utilities 2.4 Consumer Staples 1.9 Communication Services 0.5 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 87.7 Canada 4.1 United Kingdom 1.6 Thailand 1.6 Puerto Rico 1.1 Japan 0.9 Netherlands 0.9 Chile 0.7 Israel 0.6 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.7 Canada - 4.1 United Kingdom - 1.6 Thailand - 1.6 Puerto Rico - 1.1 Japan - 0.9 Netherlands - 0.9 Chile - 0.7 Israel - 0.6 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Advanced Energy Industries Inc 1.8 Fabrinet 1.6 IES Holdings Inc 1.6 FirstCash Holdings Inc 1.5 Sanmina Corp 1.4 Nextpower Inc Class A 1.2 Academy Sports & Outdoors Inc 1.1 First BanCorp/Puerto Rico 1.1 Laureate Education Inc 1.1 Pathward Financial Inc 1.1 13.5
Fidelity Series Real Estate Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Real Estate Income Fund
Class Name	Fidelity® Series Real Estate Income Fund
Trading Symbol	FSREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Real Estate Income Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Real Estate Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 290,287,843
Holdings Count | shares	310
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$290,287,843
Number of Holdings	310
Portfolio Turnover	13%

Holdings [Text Block]	AAA 0.6 AA 0.8 A 9.5 BBB 28.6 BB 10.2 B 5.3 CCC,CC,C 4.6 Not Rated 9.7 Equities 18.4 Short-Term Investments and Net Other Assets (Liabilities) 12.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.6 AA - 0.8 A - 9.5 BBB - 28.6 BB - 10.2 B - 5.3 CCC,CC,C - 4.6 Not Rated - 9.7 Equities - 18.4 Short-Term Investments and Net Other Assets (Liabilities) - 12.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 46.4 CMOs and Other Mortgage Related Securities 20.0 Preferred Stocks 18.4 Asset-Backed Securities 1.5 Bank Loan Obligations 1.4 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 12.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 46.4 CMOs and Other Mortgage Related Securities - 20.0 Preferred Stocks - 18.4 Asset-Backed Securities - 1.5 Bank Loan Obligations - 1.4 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 12.3 United States 99.5 United Kingdom 0.3 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 United Kingdom - 0.3 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 3.6 Crown Castle Inc 2.9 Prologis LP 2.6 American Homes 4 Rent LP 2.2 Extra Space Storage LP 2.1 Simon Property Group LP 2.1 BX Trust 2019-OC11 1.9 GLP Capital LP / GLP Financing II Inc 1.8 Invitation Homes Operating Partnership LP 1.7 MPT Operating Partnership LP / MPT Finance Corp 1.7 22.6
Fidelity Series Blue Chip Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Blue Chip Growth Fund
Class Name	Fidelity® Series Blue Chip Growth Fund
Trading Symbol	FSBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Blue Chip Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Blue Chip Growth Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 15,364,325,439
Holdings Count | shares	345
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$15,364,325,439
Number of Holdings	345
Portfolio Turnover	38%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.2 Communication Services 16.4 Consumer Discretionary 16.2 Industrials 7.1 Health Care 6.3 Financials 3.0 Consumer Staples 0.6 Real Estate 0.5 Materials 0.3 Energy 0.2 Utilities 0.2 Common Stocks 97.2 Preferred Stocks 1.8 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 1.8 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 95.3 Canada 1.4 Taiwan 1.0 India 0.6 Finland 0.3 China 0.3 Netherlands 0.2 Switzerland 0.2 Denmark 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.3 Canada - 1.4 Taiwan - 1.0 India - 0.6 Finland - 0.3 China - 0.3 Netherlands - 0.2 Switzerland - 0.2 Denmark - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.5 Apple Inc 9.3 Alphabet Inc Class A 8.4 Amazon.com Inc 7.6 Microsoft Corp 6.6 Meta Platforms Inc Class A 4.7 Broadcom Inc 3.4 Eli Lilly & Co 2.7 Space Exploration Technologies Corp 2.5 Netflix Inc 2.0 62.7
Fidelity Real Estate Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity® Real Estate Income Fund
Trading Symbol	FRIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Income Fund	$ 33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 5,846,606,992
Holdings Count | shares	564
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,846,606,992
Number of Holdings	564
Portfolio Turnover	10%

Holdings [Text Block]	AAA 0.7 AA 1.5 A 4.4 BBB 21.8 BB 11.7 B 3.7 CCC,CC,C 2.3 Not Rated 10.8 Equities 35.8 Short-Term Investments and Net Other Assets (Liabilities) 7.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.7 AA - 1.5 A - 4.4 BBB - 21.8 BB - 11.7 B - 3.7 CCC,CC,C - 2.3 Not Rated - 10.8 Equities - 35.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 34.7 Common Stocks 24.5 CMOs and Other Mortgage Related Securities 19.0 Preferred Stocks 11.3 Asset-Backed Securities 1.6 Bank Loan Obligations 1.5 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 7.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 34.7 Common Stocks - 24.5 CMOs and Other Mortgage Related Securities - 19.0 Preferred Stocks - 11.3 Asset-Backed Securities - 1.6 Bank Loan Obligations - 1.5 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 7.3 United States 99.6 Canada 0.2 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Canada - 0.2 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Crown Castle Inc 2.9 American Tower Corp 2.4 Equinix Inc 2.0 American Tower Corp 1.9 GLP Capital LP / GLP Financing II Inc 1.7 Prologis Inc 1.7 VICI Properties LP 1.7 American Homes 4 Rent LP 1.6 Welltower Inc 1.5 Equity LifeStyle Properties Inc 1.3 18.7
Fidelity Advisor Real Estate Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class Z
Trading Symbol	FIKMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 5,846,606,992
Holdings Count | shares	564
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,846,606,992
Number of Holdings	564
Portfolio Turnover	10%

Holdings [Text Block]	AAA 0.7 AA 1.5 A 4.4 BBB 21.8 BB 11.7 B 3.7 CCC,CC,C 2.3 Not Rated 10.8 Equities 35.8 Short-Term Investments and Net Other Assets (Liabilities) 7.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.7 AA - 1.5 A - 4.4 BBB - 21.8 BB - 11.7 B - 3.7 CCC,CC,C - 2.3 Not Rated - 10.8 Equities - 35.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 34.7 Common Stocks 24.5 CMOs and Other Mortgage Related Securities 19.0 Preferred Stocks 11.3 Asset-Backed Securities 1.6 Bank Loan Obligations 1.5 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 7.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 34.7 Common Stocks - 24.5 CMOs and Other Mortgage Related Securities - 19.0 Preferred Stocks - 11.3 Asset-Backed Securities - 1.6 Bank Loan Obligations - 1.5 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 7.3 United States 99.6 Canada 0.2 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Canada - 0.2 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Crown Castle Inc 2.9 American Tower Corp 2.4 Equinix Inc 2.0 American Tower Corp 1.9 GLP Capital LP / GLP Financing II Inc 1.7 Prologis Inc 1.7 VICI Properties LP 1.7 American Homes 4 Rent LP 1.6 Welltower Inc 1.5 Equity LifeStyle Properties Inc 1.3 18.7
Fidelity Advisor Real Estate Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class M
Trading Symbol	FRIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 5,846,606,992
Holdings Count | shares	564
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,846,606,992
Number of Holdings	564
Portfolio Turnover	10%

Holdings [Text Block]	AAA 0.7 AA 1.5 A 4.4 BBB 21.8 BB 11.7 B 3.7 CCC,CC,C 2.3 Not Rated 10.8 Equities 35.8 Short-Term Investments and Net Other Assets (Liabilities) 7.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.7 AA - 1.5 A - 4.4 BBB - 21.8 BB - 11.7 B - 3.7 CCC,CC,C - 2.3 Not Rated - 10.8 Equities - 35.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 34.7 Common Stocks 24.5 CMOs and Other Mortgage Related Securities 19.0 Preferred Stocks 11.3 Asset-Backed Securities 1.6 Bank Loan Obligations 1.5 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 7.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 34.7 Common Stocks - 24.5 CMOs and Other Mortgage Related Securities - 19.0 Preferred Stocks - 11.3 Asset-Backed Securities - 1.6 Bank Loan Obligations - 1.5 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 7.3 United States 99.6 Canada 0.2 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Canada - 0.2 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Crown Castle Inc 2.9 American Tower Corp 2.4 Equinix Inc 2.0 American Tower Corp 1.9 GLP Capital LP / GLP Financing II Inc 1.7 Prologis Inc 1.7 VICI Properties LP 1.7 American Homes 4 Rent LP 1.6 Welltower Inc 1.5 Equity LifeStyle Properties Inc 1.3 18.7
Fidelity Advisor Real Estate Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class I
Trading Symbol	FRIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 5,846,606,992
Holdings Count | shares	564
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,846,606,992
Number of Holdings	564
Portfolio Turnover	10%

Holdings [Text Block]	AAA 0.7 AA 1.5 A 4.4 BBB 21.8 BB 11.7 B 3.7 CCC,CC,C 2.3 Not Rated 10.8 Equities 35.8 Short-Term Investments and Net Other Assets (Liabilities) 7.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.7 AA - 1.5 A - 4.4 BBB - 21.8 BB - 11.7 B - 3.7 CCC,CC,C - 2.3 Not Rated - 10.8 Equities - 35.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 34.7 Common Stocks 24.5 CMOs and Other Mortgage Related Securities 19.0 Preferred Stocks 11.3 Asset-Backed Securities 1.6 Bank Loan Obligations 1.5 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 7.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 34.7 Common Stocks - 24.5 CMOs and Other Mortgage Related Securities - 19.0 Preferred Stocks - 11.3 Asset-Backed Securities - 1.6 Bank Loan Obligations - 1.5 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 7.3 United States 99.6 Canada 0.2 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Canada - 0.2 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Crown Castle Inc 2.9 American Tower Corp 2.4 Equinix Inc 2.0 American Tower Corp 1.9 GLP Capital LP / GLP Financing II Inc 1.7 Prologis Inc 1.7 VICI Properties LP 1.7 American Homes 4 Rent LP 1.6 Welltower Inc 1.5 Equity LifeStyle Properties Inc 1.3 18.7
Fidelity Advisor Real Estate Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class C
Trading Symbol	FRIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.69%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.69%
Net Assets	$ 5,846,606,992
Holdings Count | shares	564
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,846,606,992
Number of Holdings	564
Portfolio Turnover	10%

Holdings [Text Block]	AAA 0.7 AA 1.5 A 4.4 BBB 21.8 BB 11.7 B 3.7 CCC,CC,C 2.3 Not Rated 10.8 Equities 35.8 Short-Term Investments and Net Other Assets (Liabilities) 7.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.7 AA - 1.5 A - 4.4 BBB - 21.8 BB - 11.7 B - 3.7 CCC,CC,C - 2.3 Not Rated - 10.8 Equities - 35.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 34.7 Common Stocks 24.5 CMOs and Other Mortgage Related Securities 19.0 Preferred Stocks 11.3 Asset-Backed Securities 1.6 Bank Loan Obligations 1.5 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 7.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 34.7 Common Stocks - 24.5 CMOs and Other Mortgage Related Securities - 19.0 Preferred Stocks - 11.3 Asset-Backed Securities - 1.6 Bank Loan Obligations - 1.5 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 7.3 United States 99.6 Canada 0.2 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Canada - 0.2 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Crown Castle Inc 2.9 American Tower Corp 2.4 Equinix Inc 2.0 American Tower Corp 1.9 GLP Capital LP / GLP Financing II Inc 1.7 Prologis Inc 1.7 VICI Properties LP 1.7 American Homes 4 Rent LP 1.6 Welltower Inc 1.5 Equity LifeStyle Properties Inc 1.3 18.7
Fidelity Advisor Real Estate Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class A
Trading Symbol	FRINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 5,846,606,992
Holdings Count | shares	564
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$5,846,606,992
Number of Holdings	564
Portfolio Turnover	10%

Holdings [Text Block]	AAA 0.7 AA 1.5 A 4.4 BBB 21.8 BB 11.7 B 3.7 CCC,CC,C 2.3 Not Rated 10.8 Equities 35.8 Short-Term Investments and Net Other Assets (Liabilities) 7.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.7 AA - 1.5 A - 4.4 BBB - 21.8 BB - 11.7 B - 3.7 CCC,CC,C - 2.3 Not Rated - 10.8 Equities - 35.8 Short-Term Investments and Net Other Assets (Liabilities) - 7.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 34.7 Common Stocks 24.5 CMOs and Other Mortgage Related Securities 19.0 Preferred Stocks 11.3 Asset-Backed Securities 1.6 Bank Loan Obligations 1.5 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 7.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 34.7 Common Stocks - 24.5 CMOs and Other Mortgage Related Securities - 19.0 Preferred Stocks - 11.3 Asset-Backed Securities - 1.6 Bank Loan Obligations - 1.5 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 7.3 United States 99.6 Canada 0.2 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Canada - 0.2 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Crown Castle Inc 2.9 American Tower Corp 2.4 Equinix Inc 2.0 American Tower Corp 1.9 GLP Capital LP / GLP Financing II Inc 1.7 Prologis Inc 1.7 VICI Properties LP 1.7 American Homes 4 Rent LP 1.6 Welltower Inc 1.5 Equity LifeStyle Properties Inc 1.3 18.7
Fidelity OTC Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity® OTC Portfolio
Trading Symbol	FOCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® OTC Portfolio	$ 42	0.78%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%
Net Assets	$ 36,411,075,761
Holdings Count | shares	156
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$36,411,075,761
Number of Holdings	156
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.2 Communication Services 21.9 Consumer Discretionary 9.1 Health Care 8.5 Industrials 6.6 Utilities 1.1 Consumer Staples 0.7 Materials 0.3 Real Estate 0.2 Financials 0.1 Energy 0.0 Common Stocks 95.9 Domestic Equity Funds 3.3 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Domestic Equity Funds - 3.3 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 90.1 Taiwan 4.5 Korea (South) 1.7 Netherlands 1.7 Belgium 0.5 United Kingdom 0.4 Canada 0.4 Brazil 0.2 Denmark 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.1 Taiwan - 4.5 Korea (South) - 1.7 Netherlands - 1.7 Belgium - 0.5 United Kingdom - 0.4 Canada - 0.4 Brazil - 0.2 Denmark - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.2 Alphabet Inc Class A 10.2 Apple Inc 9.1 Microsoft Corp 6.8 Amazon.com Inc 6.3 Meta Platforms Inc Class A 4.5 Alphabet Inc Class C 4.1 Space Exploration Technologies Corp 3.9 Invesco QQQ Trust ETF 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 64.3
Fidelity OTC Portfolio - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity® OTC Portfolio Class K
Trading Symbol	FOCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
Net Assets	$ 36,411,075,761
Holdings Count | shares	156
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$36,411,075,761
Number of Holdings	156
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.2 Communication Services 21.9 Consumer Discretionary 9.1 Health Care 8.5 Industrials 6.6 Utilities 1.1 Consumer Staples 0.7 Materials 0.3 Real Estate 0.2 Financials 0.1 Energy 0.0 Common Stocks 95.9 Domestic Equity Funds 3.3 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Domestic Equity Funds - 3.3 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 90.1 Taiwan 4.5 Korea (South) 1.7 Netherlands 1.7 Belgium 0.5 United Kingdom 0.4 Canada 0.4 Brazil 0.2 Denmark 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.1 Taiwan - 4.5 Korea (South) - 1.7 Netherlands - 1.7 Belgium - 0.5 United Kingdom - 0.4 Canada - 0.4 Brazil - 0.2 Denmark - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.2 Alphabet Inc Class A 10.2 Apple Inc 9.1 Microsoft Corp 6.8 Amazon.com Inc 6.3 Meta Platforms Inc Class A 4.5 Alphabet Inc Class C 4.1 Space Exploration Technologies Corp 3.9 Invesco QQQ Trust ETF 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 64.3
Fidelity OTC K6 Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC K6 Portfolio
Class Name	Fidelity® OTC K6 Portfolio
Trading Symbol	FOKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® OTC K6 Portfolio for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® OTC K6 Portfolio	$ 27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 2,883,383,660
Holdings Count | shares	150
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$2,883,383,660
Number of Holdings	150
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 52.5 Communication Services 23.8 Health Care 8.8 Consumer Discretionary 7.6 Industrials 3.0 Utilities 1.1 Consumer Staples 0.7 Materials 0.3 Real Estate 0.2 Financials 0.1 Energy 0.0 Common Stocks 97.1 Domestic Equity Funds 2.1 Preferred Stocks 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Domestic Equity Funds - 2.1 Preferred Stocks - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% United States 89.8 Taiwan 4.8 Korea (South) 1.7 Netherlands 1.7 Belgium 0.6 United Kingdom 0.4 Canada 0.3 Brazil 0.2 Denmark 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 Taiwan - 4.8 Korea (South) - 1.7 Netherlands - 1.7 Belgium - 0.6 United Kingdom - 0.4 Canada - 0.3 Brazil - 0.2 Denmark - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.0 Alphabet Inc Class A 11.2 Apple Inc 9.9 Microsoft Corp 8.0 Amazon.com Inc 4.8 Meta Platforms Inc Class A 4.7 Alphabet Inc Class C 4.6 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.1 Broadcom Inc 2.8 Invesco QQQ Trust ETF 2.1 66.2
Fidelity Leveraged Company Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity® Leveraged Company Stock Fund
Trading Symbol	FLVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Leveraged Company Stock Fund	$ 35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 3,851,991,401
Holdings Count | shares	75
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,851,991,401
Number of Holdings	75
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.7 Industrials 22.6 Financials 15.6 Communication Services 12.4 Consumer Discretionary 8.9 Utilities 6.7 Health Care 2.9 Materials 2.4 Consumer Staples 1.5 Energy 0.3 Common Stocks 100.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.7 Taiwan 3.9 Canada 0.6 Netherlands 0.4 Switzerland 0.3 Hong Kong 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Taiwan - 3.9 Canada - 0.6 Netherlands - 0.4 Switzerland - 0.3 Hong Kong - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.4 Meta Platforms Inc Class A 5.5 Alphabet Inc Class A 4.9 Vistra Corp 4.4 Comfort Systems USA Inc 4.2 Apollo Global Management Inc 4.1 Arthur J Gallagher & Co 3.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.9 Vertiv Holdings Co Class A 3.8 TopBuild Corp 3.7 44.8
Fidelity Leveraged Company Stock Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity® Leveraged Company Stock Fund Class K
Trading Symbol	FLCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 3,851,991,401
Holdings Count | shares	75
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,851,991,401
Number of Holdings	75
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.7 Industrials 22.6 Financials 15.6 Communication Services 12.4 Consumer Discretionary 8.9 Utilities 6.7 Health Care 2.9 Materials 2.4 Consumer Staples 1.5 Energy 0.3 Common Stocks 100.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.7 Taiwan 3.9 Canada 0.6 Netherlands 0.4 Switzerland 0.3 Hong Kong 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Taiwan - 3.9 Canada - 0.6 Netherlands - 0.4 Switzerland - 0.3 Hong Kong - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.4 Meta Platforms Inc Class A 5.5 Alphabet Inc Class A 4.9 Vistra Corp 4.4 Comfort Systems USA Inc 4.2 Apollo Global Management Inc 4.1 Arthur J Gallagher & Co 3.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.9 Vertiv Holdings Co Class A 3.8 TopBuild Corp 3.7 44.8
Fidelity Growth & Income Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity® Growth & Income Portfolio
Trading Symbol	FGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth & Income Portfolio	$ 28	0.52%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%
Net Assets	$ 14,445,258,650
Holdings Count | shares	193
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$14,445,258,650
Number of Holdings	193
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.7 Industrials 18.7 Financials 17.3 Health Care 10.7 Energy 10.4 Consumer Staples 6.4 Communication Services 5.6 Consumer Discretionary 2.7 Utilities 2.1 Materials 1.1 Real Estate 0.8 Common Stocks 94.5 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.5 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 United States 91.2 Canada 2.2 United Kingdom 1.3 Belgium 1.3 Taiwan 1.0 Netherlands 0.8 Germany 0.7 France 0.6 Zambia 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Canada - 2.2 United Kingdom - 1.3 Belgium - 1.3 Taiwan - 1.0 Netherlands - 0.8 Germany - 0.7 France - 0.6 Zambia - 0.4 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 6.2 Microsoft Corp 6.0 Exxon Mobil Corp 5.4 GE Aerospace 4.1 NVIDIA Corp 4.1 GE Vernova Inc 3.6 Bank of America Corp 3.0 Apple Inc 2.9 Boeing Co 2.5 Shell PLC ADR 2.2 40.0
Fidelity Growth & Income Portfolio - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity® Growth & Income Portfolio Class K
Trading Symbol	FGIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 14,445,258,650
Holdings Count | shares	193
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$14,445,258,650
Number of Holdings	193
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.7 Industrials 18.7 Financials 17.3 Health Care 10.7 Energy 10.4 Consumer Staples 6.4 Communication Services 5.6 Consumer Discretionary 2.7 Utilities 2.1 Materials 1.1 Real Estate 0.8 Common Stocks 94.5 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.5 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 United States 91.2 Canada 2.2 United Kingdom 1.3 Belgium 1.3 Taiwan 1.0 Netherlands 0.8 Germany 0.7 France 0.6 Zambia 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Canada - 2.2 United Kingdom - 1.3 Belgium - 1.3 Taiwan - 1.0 Netherlands - 0.8 Germany - 0.7 France - 0.6 Zambia - 0.4 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 6.2 Microsoft Corp 6.0 Exxon Mobil Corp 5.4 GE Aerospace 4.1 NVIDIA Corp 4.1 GE Vernova Inc 3.6 Bank of America Corp 3.0 Apple Inc 2.9 Boeing Co 2.5 Shell PLC ADR 2.2 40.0
Fidelity Dividend Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity® Dividend Growth Fund
Trading Symbol	FDGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dividend Growth Fund	$ 33	0.61%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
Net Assets	$ 10,786,723,741
Holdings Count | shares	132
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$10,786,723,741
Number of Holdings	132
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.3 Industrials 17.0 Financials 15.9 Communication Services 12.5 Energy 8.7 Health Care 6.1 Consumer Staples 3.9 Materials 3.6 Consumer Discretionary 3.6 Real Estate 2.4 Utilities 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 88.9 Canada 3.0 Taiwan 2.1 United Kingdom 1.7 Korea (South) 1.5 Norway 0.6 Zambia 0.5 Brazil 0.5 Germany 0.4 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 3.0 Taiwan - 2.1 United Kingdom - 1.7 Korea (South) - 1.5 Norway - 0.6 Zambia - 0.5 Brazil - 0.5 Germany - 0.4 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.6 Alphabet Inc Class A 7.8 Microsoft Corp 4.8 Meta Platforms Inc Class A 3.7 Boeing Co 2.9 Western Digital Corp 2.0 GE Vernova Inc 2.0 Broadcom Inc 1.9 Seagate Technology Holdings PLC 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 37.4
Fidelity Dividend Growth Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity® Dividend Growth Fund Class K
Trading Symbol	FDGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 30	0.55%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
Net Assets	$ 10,786,723,741
Holdings Count | shares	132
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$10,786,723,741
Number of Holdings	132
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.3 Industrials 17.0 Financials 15.9 Communication Services 12.5 Energy 8.7 Health Care 6.1 Consumer Staples 3.9 Materials 3.6 Consumer Discretionary 3.6 Real Estate 2.4 Utilities 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 88.9 Canada 3.0 Taiwan 2.1 United Kingdom 1.7 Korea (South) 1.5 Norway 0.6 Zambia 0.5 Brazil 0.5 Germany 0.4 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 3.0 Taiwan - 2.1 United Kingdom - 1.7 Korea (South) - 1.5 Norway - 0.6 Zambia - 0.5 Brazil - 0.5 Germany - 0.4 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.6 Alphabet Inc Class A 7.8 Microsoft Corp 4.8 Meta Platforms Inc Class A 3.7 Boeing Co 2.9 Western Digital Corp 2.0 GE Vernova Inc 2.0 Broadcom Inc 1.9 Seagate Technology Holdings PLC 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 37.4
Fidelity Blue Chip Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value Fund
Class Name	Fidelity® Blue Chip Value Fund
Trading Symbol	FBCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Value Fund	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 603,904,138
Holdings Count | shares	82
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$603,904,138
Number of Holdings	82
Portfolio Turnover	126%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.9 Industrials 13.7 Health Care 13.3 Information Technology 12.4 Communication Services 10.2 Consumer Discretionary 8.0 Energy 6.3 Consumer Staples 5.5 Materials 4.3 Real Estate 4.2 Utilities 3.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.0 Taiwan 2.0 United Kingdom 1.1 Canada 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Taiwan - 2.0 United Kingdom - 1.1 Canada - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.7 Wells Fargo & Co 3.9 Exxon Mobil Corp 3.4 Amazon.com Inc 3.4 US Bancorp 2.6 Merck & Co Inc 2.0 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.0 Cisco Systems Inc 2.0 Alphabet Inc Class C 1.9 Citigroup Inc 1.9 27.8
Fidelity Blue Chip Growth K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth K6 Fund
Class Name	Fidelity® Blue Chip Growth K6 Fund
Trading Symbol	FBCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth K6 Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth K6 Fund	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 18,042,183,481
Holdings Count | shares	362
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$18,042,183,481
Number of Holdings	362
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.3 Communication Services 17.4 Consumer Discretionary 15.8 Industrials 8.3 Health Care 6.9 Financials 3.6 Consumer Staples 1.1 Real Estate 0.6 Materials 0.3 Energy 0.2 Utilities 0.2 Common Stocks 97.8 Preferred Stocks 1.9 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 1.9 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 95.2 Canada 1.5 Taiwan 1.2 India 0.7 Finland 0.3 China 0.2 Switzerland 0.2 Netherlands 0.2 United Kingdom 0.1 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.2 Canada - 1.5 Taiwan - 1.2 India - 0.7 Finland - 0.3 China - 0.2 Switzerland - 0.2 Netherlands - 0.2 United Kingdom - 0.1 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 16.4 Alphabet Inc Class A 8.2 Amazon.com Inc 5.7 Meta Platforms Inc Class A 5.6 Apple Inc 5.5 Broadcom Inc 4.9 Microsoft Corp 4.6 Eli Lilly & Co 3.0 Netflix Inc 2.2 Space Exploration Technologies Corp 2.2 58.3
Fidelity Blue Chip Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity® Blue Chip Growth Fund
Trading Symbol	FBGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth Fund	$ 38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 89,272,974,868
Holdings Count | shares	387
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$89,272,974,868
Number of Holdings	387
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.4 Consumer Discretionary 16.7 Communication Services 16.6 Industrials 7.1 Health Care 6.3 Financials 3.0 Consumer Staples 0.6 Real Estate 0.5 Materials 0.4 Energy 0.3 Utilities 0.2 Common Stocks 97.0 Preferred Stocks 3.0 Bonds 0.1 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 3.0 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 95.1 Canada 1.3 Taiwan 1.1 India 0.8 Finland 0.3 China 0.3 Netherlands 0.3 Switzerland 0.2 Denmark 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Canada - 1.3 Taiwan - 1.1 India - 0.8 Finland - 0.3 China - 0.3 Netherlands - 0.3 Switzerland - 0.2 Denmark - 0.1 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.6 Apple Inc 9.5 Alphabet Inc Class A 8.4 Amazon.com Inc 7.7 Microsoft Corp 6.2 Meta Platforms Inc Class A 4.8 Broadcom Inc 3.3 Eli Lilly & Co 2.7 Netflix Inc 2.0 Tesla Inc 1.6 61.8
Fidelity Blue Chip Growth Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity® Blue Chip Growth Fund Class K
Trading Symbol	FBGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 89,272,974,868
Holdings Count | shares	387
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$89,272,974,868
Number of Holdings	387
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.4 Consumer Discretionary 16.7 Communication Services 16.6 Industrials 7.1 Health Care 6.3 Financials 3.0 Consumer Staples 0.6 Real Estate 0.5 Materials 0.4 Energy 0.3 Utilities 0.2 Common Stocks 97.0 Preferred Stocks 3.0 Bonds 0.1 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 3.0 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 95.1 Canada 1.3 Taiwan 1.1 India 0.8 Finland 0.3 China 0.3 Netherlands 0.3 Switzerland 0.2 Denmark 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Canada - 1.3 Taiwan - 1.1 India - 0.8 Finland - 0.3 China - 0.3 Netherlands - 0.3 Switzerland - 0.2 Denmark - 0.1 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.6 Apple Inc 9.5 Alphabet Inc Class A 8.4 Amazon.com Inc 7.7 Microsoft Corp 6.2 Meta Platforms Inc Class A 4.8 Broadcom Inc 3.3 Eli Lilly & Co 2.7 Netflix Inc 2.0 Tesla Inc 1.6 61.8
Fidelity Advisor Leveraged Company Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class A
Trading Symbol	FLEJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Net Assets	$ 3,851,991,401
Holdings Count | shares	75
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,851,991,401
Number of Holdings	75
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.7 Industrials 22.6 Financials 15.6 Communication Services 12.4 Consumer Discretionary 8.9 Utilities 6.7 Health Care 2.9 Materials 2.4 Consumer Staples 1.5 Energy 0.3 Common Stocks 100.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.7 Taiwan 3.9 Canada 0.6 Netherlands 0.4 Switzerland 0.3 Hong Kong 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Taiwan - 3.9 Canada - 0.6 Netherlands - 0.4 Switzerland - 0.3 Hong Kong - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.4 Meta Platforms Inc Class A 5.5 Alphabet Inc Class A 4.9 Vistra Corp 4.4 Comfort Systems USA Inc 4.2 Apollo Global Management Inc 4.1 Arthur J Gallagher & Co 3.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.9 Vertiv Holdings Co Class A 3.8 TopBuild Corp 3.7 44.8
Fidelity Advisor Leveraged Company Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class M
Trading Symbol	FLELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 63	1.21%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%
Net Assets	$ 3,851,991,401
Holdings Count | shares	75
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,851,991,401
Number of Holdings	75
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.7 Industrials 22.6 Financials 15.6 Communication Services 12.4 Consumer Discretionary 8.9 Utilities 6.7 Health Care 2.9 Materials 2.4 Consumer Staples 1.5 Energy 0.3 Common Stocks 100.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.7 Taiwan 3.9 Canada 0.6 Netherlands 0.4 Switzerland 0.3 Hong Kong 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Taiwan - 3.9 Canada - 0.6 Netherlands - 0.4 Switzerland - 0.3 Hong Kong - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.4 Meta Platforms Inc Class A 5.5 Alphabet Inc Class A 4.9 Vistra Corp 4.4 Comfort Systems USA Inc 4.2 Apollo Global Management Inc 4.1 Arthur J Gallagher & Co 3.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.9 Vertiv Holdings Co Class A 3.8 TopBuild Corp 3.7 44.8
Fidelity Advisor Leveraged Company Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class C
Trading Symbol	FLEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.71%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.71%
Net Assets	$ 3,851,991,401
Holdings Count | shares	75
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,851,991,401
Number of Holdings	75
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.7 Industrials 22.6 Financials 15.6 Communication Services 12.4 Consumer Discretionary 8.9 Utilities 6.7 Health Care 2.9 Materials 2.4 Consumer Staples 1.5 Energy 0.3 Common Stocks 100.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.7 Taiwan 3.9 Canada 0.6 Netherlands 0.4 Switzerland 0.3 Hong Kong 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Taiwan - 3.9 Canada - 0.6 Netherlands - 0.4 Switzerland - 0.3 Hong Kong - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.4 Meta Platforms Inc Class A 5.5 Alphabet Inc Class A 4.9 Vistra Corp 4.4 Comfort Systems USA Inc 4.2 Apollo Global Management Inc 4.1 Arthur J Gallagher & Co 3.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.9 Vertiv Holdings Co Class A 3.8 TopBuild Corp 3.7 44.8
Fidelity Advisor Leveraged Company Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class I
Trading Symbol	FLENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 3,851,991,401
Holdings Count | shares	75
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,851,991,401
Number of Holdings	75
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.7 Industrials 22.6 Financials 15.6 Communication Services 12.4 Consumer Discretionary 8.9 Utilities 6.7 Health Care 2.9 Materials 2.4 Consumer Staples 1.5 Energy 0.3 Common Stocks 100.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.7 Taiwan 3.9 Canada 0.6 Netherlands 0.4 Switzerland 0.3 Hong Kong 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Taiwan - 3.9 Canada - 0.6 Netherlands - 0.4 Switzerland - 0.3 Hong Kong - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.4 Meta Platforms Inc Class A 5.5 Alphabet Inc Class A 4.9 Vistra Corp 4.4 Comfort Systems USA Inc 4.2 Apollo Global Management Inc 4.1 Arthur J Gallagher & Co 3.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.9 Vertiv Holdings Co Class A 3.8 TopBuild Corp 3.7 44.8
Fidelity Advisor Leveraged Company Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class Z
Trading Symbol	FLEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 3,851,991,401
Holdings Count | shares	75
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,851,991,401
Number of Holdings	75
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.7 Industrials 22.6 Financials 15.6 Communication Services 12.4 Consumer Discretionary 8.9 Utilities 6.7 Health Care 2.9 Materials 2.4 Consumer Staples 1.5 Energy 0.3 Common Stocks 100.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.7 Taiwan 3.9 Canada 0.6 Netherlands 0.4 Switzerland 0.3 Hong Kong 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Taiwan - 3.9 Canada - 0.6 Netherlands - 0.4 Switzerland - 0.3 Hong Kong - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.4 Meta Platforms Inc Class A 5.5 Alphabet Inc Class A 4.9 Vistra Corp 4.4 Comfort Systems USA Inc 4.2 Apollo Global Management Inc 4.1 Arthur J Gallagher & Co 3.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.9 Vertiv Holdings Co Class A 3.8 TopBuild Corp 3.7 44.8
Fidelity Advisor Blue Chip Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class A
Trading Symbol	FBCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 54	1.02%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.02%
Net Assets	$ 89,272,974,868
Holdings Count | shares	387
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$89,272,974,868
Number of Holdings	387
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.4 Consumer Discretionary 16.7 Communication Services 16.6 Industrials 7.1 Health Care 6.3 Financials 3.0 Consumer Staples 0.6 Real Estate 0.5 Materials 0.4 Energy 0.3 Utilities 0.2 Common Stocks 97.0 Preferred Stocks 3.0 Bonds 0.1 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 3.0 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 95.1 Canada 1.3 Taiwan 1.1 India 0.8 Finland 0.3 China 0.3 Netherlands 0.3 Switzerland 0.2 Denmark 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Canada - 1.3 Taiwan - 1.1 India - 0.8 Finland - 0.3 China - 0.3 Netherlands - 0.3 Switzerland - 0.2 Denmark - 0.1 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.6 Apple Inc 9.5 Alphabet Inc Class A 8.4 Amazon.com Inc 7.7 Microsoft Corp 6.2 Meta Platforms Inc Class A 4.8 Broadcom Inc 3.3 Eli Lilly & Co 2.7 Netflix Inc 2.0 Tesla Inc 1.6 61.8
Fidelity Advisor Blue Chip Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class M
Trading Symbol	FBCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	1.27%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.27%
Net Assets	$ 89,272,974,868
Holdings Count | shares	387
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$89,272,974,868
Number of Holdings	387
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.4 Consumer Discretionary 16.7 Communication Services 16.6 Industrials 7.1 Health Care 6.3 Financials 3.0 Consumer Staples 0.6 Real Estate 0.5 Materials 0.4 Energy 0.3 Utilities 0.2 Common Stocks 97.0 Preferred Stocks 3.0 Bonds 0.1 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 3.0 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 95.1 Canada 1.3 Taiwan 1.1 India 0.8 Finland 0.3 China 0.3 Netherlands 0.3 Switzerland 0.2 Denmark 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Canada - 1.3 Taiwan - 1.1 India - 0.8 Finland - 0.3 China - 0.3 Netherlands - 0.3 Switzerland - 0.2 Denmark - 0.1 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.6 Apple Inc 9.5 Alphabet Inc Class A 8.4 Amazon.com Inc 7.7 Microsoft Corp 6.2 Meta Platforms Inc Class A 4.8 Broadcom Inc 3.3 Eli Lilly & Co 2.7 Netflix Inc 2.0 Tesla Inc 1.6 61.8
Fidelity Advisor Blue Chip Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class C
Trading Symbol	FBCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.77%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.77%
Net Assets	$ 89,272,974,868
Holdings Count | shares	387
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$89,272,974,868
Number of Holdings	387
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.4 Consumer Discretionary 16.7 Communication Services 16.6 Industrials 7.1 Health Care 6.3 Financials 3.0 Consumer Staples 0.6 Real Estate 0.5 Materials 0.4 Energy 0.3 Utilities 0.2 Common Stocks 97.0 Preferred Stocks 3.0 Bonds 0.1 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 3.0 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 95.1 Canada 1.3 Taiwan 1.1 India 0.8 Finland 0.3 China 0.3 Netherlands 0.3 Switzerland 0.2 Denmark 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Canada - 1.3 Taiwan - 1.1 India - 0.8 Finland - 0.3 China - 0.3 Netherlands - 0.3 Switzerland - 0.2 Denmark - 0.1 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.6 Apple Inc 9.5 Alphabet Inc Class A 8.4 Amazon.com Inc 7.7 Microsoft Corp 6.2 Meta Platforms Inc Class A 4.8 Broadcom Inc 3.3 Eli Lilly & Co 2.7 Netflix Inc 2.0 Tesla Inc 1.6 61.8
Fidelity Advisor Blue Chip Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class I
Trading Symbol	FBCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 89,272,974,868
Holdings Count | shares	387
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$89,272,974,868
Number of Holdings	387
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.4 Consumer Discretionary 16.7 Communication Services 16.6 Industrials 7.1 Health Care 6.3 Financials 3.0 Consumer Staples 0.6 Real Estate 0.5 Materials 0.4 Energy 0.3 Utilities 0.2 Common Stocks 97.0 Preferred Stocks 3.0 Bonds 0.1 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 3.0 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 95.1 Canada 1.3 Taiwan 1.1 India 0.8 Finland 0.3 China 0.3 Netherlands 0.3 Switzerland 0.2 Denmark 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Canada - 1.3 Taiwan - 1.1 India - 0.8 Finland - 0.3 China - 0.3 Netherlands - 0.3 Switzerland - 0.2 Denmark - 0.1 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.6 Apple Inc 9.5 Alphabet Inc Class A 8.4 Amazon.com Inc 7.7 Microsoft Corp 6.2 Meta Platforms Inc Class A 4.8 Broadcom Inc 3.3 Eli Lilly & Co 2.7 Netflix Inc 2.0 Tesla Inc 1.6 61.8
Fidelity Advisor Blue Chip Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class Z
Trading Symbol	FBCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 89,272,974,868
Holdings Count | shares	387
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$89,272,974,868
Number of Holdings	387
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.4 Consumer Discretionary 16.7 Communication Services 16.6 Industrials 7.1 Health Care 6.3 Financials 3.0 Consumer Staples 0.6 Real Estate 0.5 Materials 0.4 Energy 0.3 Utilities 0.2 Common Stocks 97.0 Preferred Stocks 3.0 Bonds 0.1 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 3.0 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 95.1 Canada 1.3 Taiwan 1.1 India 0.8 Finland 0.3 China 0.3 Netherlands 0.3 Switzerland 0.2 Denmark 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.1 Canada - 1.3 Taiwan - 1.1 India - 0.8 Finland - 0.3 China - 0.3 Netherlands - 0.3 Switzerland - 0.2 Denmark - 0.1 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.6 Apple Inc 9.5 Alphabet Inc Class A 8.4 Amazon.com Inc 7.7 Microsoft Corp 6.2 Meta Platforms Inc Class A 4.8 Broadcom Inc 3.3 Eli Lilly & Co 2.7 Netflix Inc 2.0 Tesla Inc 1.6 61.8
Fidelity Advisor OTC Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class A
Trading Symbol	FOTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 58	1.07%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.07%
Net Assets	$ 36,411,075,761
Holdings Count | shares	156
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$36,411,075,761
Number of Holdings	156
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.2 Communication Services 21.9 Consumer Discretionary 9.1 Health Care 8.5 Industrials 6.6 Utilities 1.1 Consumer Staples 0.7 Materials 0.3 Real Estate 0.2 Financials 0.1 Energy 0.0 Common Stocks 95.9 Domestic Equity Funds 3.3 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Domestic Equity Funds - 3.3 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 90.1 Taiwan 4.5 Korea (South) 1.7 Netherlands 1.7 Belgium 0.5 United Kingdom 0.4 Canada 0.4 Brazil 0.2 Denmark 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.1 Taiwan - 4.5 Korea (South) - 1.7 Netherlands - 1.7 Belgium - 0.5 United Kingdom - 0.4 Canada - 0.4 Brazil - 0.2 Denmark - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.2 Alphabet Inc Class A 10.2 Apple Inc 9.1 Microsoft Corp 6.8 Amazon.com Inc 6.3 Meta Platforms Inc Class A 4.5 Alphabet Inc Class C 4.1 Space Exploration Technologies Corp 3.9 Invesco QQQ Trust ETF 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 64.3
Fidelity Advisor OTC Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class M
Trading Symbol	FOTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 72	1.32%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.32%
Net Assets	$ 36,411,075,761
Holdings Count | shares	156
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$36,411,075,761
Number of Holdings	156
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.2 Communication Services 21.9 Consumer Discretionary 9.1 Health Care 8.5 Industrials 6.6 Utilities 1.1 Consumer Staples 0.7 Materials 0.3 Real Estate 0.2 Financials 0.1 Energy 0.0 Common Stocks 95.9 Domestic Equity Funds 3.3 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Domestic Equity Funds - 3.3 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 90.1 Taiwan 4.5 Korea (South) 1.7 Netherlands 1.7 Belgium 0.5 United Kingdom 0.4 Canada 0.4 Brazil 0.2 Denmark 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.1 Taiwan - 4.5 Korea (South) - 1.7 Netherlands - 1.7 Belgium - 0.5 United Kingdom - 0.4 Canada - 0.4 Brazil - 0.2 Denmark - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.2 Alphabet Inc Class A 10.2 Apple Inc 9.1 Microsoft Corp 6.8 Amazon.com Inc 6.3 Meta Platforms Inc Class A 4.5 Alphabet Inc Class C 4.1 Space Exploration Technologies Corp 3.9 Invesco QQQ Trust ETF 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 64.3
Fidelity Advisor OTC Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class C
Trading Symbol	FOTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 99	1.82%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.82%
Net Assets	$ 36,411,075,761
Holdings Count | shares	156
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$36,411,075,761
Number of Holdings	156
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.2 Communication Services 21.9 Consumer Discretionary 9.1 Health Care 8.5 Industrials 6.6 Utilities 1.1 Consumer Staples 0.7 Materials 0.3 Real Estate 0.2 Financials 0.1 Energy 0.0 Common Stocks 95.9 Domestic Equity Funds 3.3 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Domestic Equity Funds - 3.3 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 90.1 Taiwan 4.5 Korea (South) 1.7 Netherlands 1.7 Belgium 0.5 United Kingdom 0.4 Canada 0.4 Brazil 0.2 Denmark 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.1 Taiwan - 4.5 Korea (South) - 1.7 Netherlands - 1.7 Belgium - 0.5 United Kingdom - 0.4 Canada - 0.4 Brazil - 0.2 Denmark - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.2 Alphabet Inc Class A 10.2 Apple Inc 9.1 Microsoft Corp 6.8 Amazon.com Inc 6.3 Meta Platforms Inc Class A 4.5 Alphabet Inc Class C 4.1 Space Exploration Technologies Corp 3.9 Invesco QQQ Trust ETF 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 64.3
Fidelity Advisor OTC Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class I
Trading Symbol	FOTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.82%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
Net Assets	$ 36,411,075,761
Holdings Count | shares	156
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$36,411,075,761
Number of Holdings	156
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.2 Communication Services 21.9 Consumer Discretionary 9.1 Health Care 8.5 Industrials 6.6 Utilities 1.1 Consumer Staples 0.7 Materials 0.3 Real Estate 0.2 Financials 0.1 Energy 0.0 Common Stocks 95.9 Domestic Equity Funds 3.3 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Domestic Equity Funds - 3.3 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 90.1 Taiwan 4.5 Korea (South) 1.7 Netherlands 1.7 Belgium 0.5 United Kingdom 0.4 Canada 0.4 Brazil 0.2 Denmark 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.1 Taiwan - 4.5 Korea (South) - 1.7 Netherlands - 1.7 Belgium - 0.5 United Kingdom - 0.4 Canada - 0.4 Brazil - 0.2 Denmark - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.2 Alphabet Inc Class A 10.2 Apple Inc 9.1 Microsoft Corp 6.8 Amazon.com Inc 6.3 Meta Platforms Inc Class A 4.5 Alphabet Inc Class C 4.1 Space Exploration Technologies Corp 3.9 Invesco QQQ Trust ETF 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 64.3
Fidelity Advisor OTC Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class Z
Trading Symbol	FOTJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.71%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.71%
Net Assets	$ 36,411,075,761
Holdings Count | shares	156
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$36,411,075,761
Number of Holdings	156
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.2 Communication Services 21.9 Consumer Discretionary 9.1 Health Care 8.5 Industrials 6.6 Utilities 1.1 Consumer Staples 0.7 Materials 0.3 Real Estate 0.2 Financials 0.1 Energy 0.0 Common Stocks 95.9 Domestic Equity Funds 3.3 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Domestic Equity Funds - 3.3 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 90.1 Taiwan 4.5 Korea (South) 1.7 Netherlands 1.7 Belgium 0.5 United Kingdom 0.4 Canada 0.4 Brazil 0.2 Denmark 0.2 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.1 Taiwan - 4.5 Korea (South) - 1.7 Netherlands - 1.7 Belgium - 0.5 United Kingdom - 0.4 Canada - 0.4 Brazil - 0.2 Denmark - 0.2 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.2 Alphabet Inc Class A 10.2 Apple Inc 9.1 Microsoft Corp 6.8 Amazon.com Inc 6.3 Meta Platforms Inc Class A 4.5 Alphabet Inc Class C 4.1 Space Exploration Technologies Corp 3.9 Invesco QQQ Trust ETF 3.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.9 64.3
Fidelity Advisor Growth & Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity Advisor® Growth & Income Fund Class A
Trading Symbol	FGIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.81%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%
Net Assets	$ 14,445,258,650
Holdings Count | shares	193
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$14,445,258,650
Number of Holdings	193
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.7 Industrials 18.7 Financials 17.3 Health Care 10.7 Energy 10.4 Consumer Staples 6.4 Communication Services 5.6 Consumer Discretionary 2.7 Utilities 2.1 Materials 1.1 Real Estate 0.8 Common Stocks 94.5 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.5 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 United States 91.2 Canada 2.2 United Kingdom 1.3 Belgium 1.3 Taiwan 1.0 Netherlands 0.8 Germany 0.7 France 0.6 Zambia 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Canada - 2.2 United Kingdom - 1.3 Belgium - 1.3 Taiwan - 1.0 Netherlands - 0.8 Germany - 0.7 France - 0.6 Zambia - 0.4 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 6.2 Microsoft Corp 6.0 Exxon Mobil Corp 5.4 GE Aerospace 4.1 NVIDIA Corp 4.1 GE Vernova Inc 3.6 Bank of America Corp 3.0 Apple Inc 2.9 Boeing Co 2.5 Shell PLC ADR 2.2 40.0
Fidelity Advisor Growth & Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity Advisor® Growth & Income Fund Class M
Trading Symbol	FGIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.06%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%
Net Assets	$ 14,445,258,650
Holdings Count | shares	193
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$14,445,258,650
Number of Holdings	193
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.7 Industrials 18.7 Financials 17.3 Health Care 10.7 Energy 10.4 Consumer Staples 6.4 Communication Services 5.6 Consumer Discretionary 2.7 Utilities 2.1 Materials 1.1 Real Estate 0.8 Common Stocks 94.5 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.5 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 United States 91.2 Canada 2.2 United Kingdom 1.3 Belgium 1.3 Taiwan 1.0 Netherlands 0.8 Germany 0.7 France 0.6 Zambia 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Canada - 2.2 United Kingdom - 1.3 Belgium - 1.3 Taiwan - 1.0 Netherlands - 0.8 Germany - 0.7 France - 0.6 Zambia - 0.4 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 6.2 Microsoft Corp 6.0 Exxon Mobil Corp 5.4 GE Aerospace 4.1 NVIDIA Corp 4.1 GE Vernova Inc 3.6 Bank of America Corp 3.0 Apple Inc 2.9 Boeing Co 2.5 Shell PLC ADR 2.2 40.0
Fidelity Advisor Growth & Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity Advisor® Growth & Income Fund Class C
Trading Symbol	FGIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 83	1.56%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.56%
Net Assets	$ 14,445,258,650
Holdings Count | shares	193
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$14,445,258,650
Number of Holdings	193
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.7 Industrials 18.7 Financials 17.3 Health Care 10.7 Energy 10.4 Consumer Staples 6.4 Communication Services 5.6 Consumer Discretionary 2.7 Utilities 2.1 Materials 1.1 Real Estate 0.8 Common Stocks 94.5 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.5 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 United States 91.2 Canada 2.2 United Kingdom 1.3 Belgium 1.3 Taiwan 1.0 Netherlands 0.8 Germany 0.7 France 0.6 Zambia 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Canada - 2.2 United Kingdom - 1.3 Belgium - 1.3 Taiwan - 1.0 Netherlands - 0.8 Germany - 0.7 France - 0.6 Zambia - 0.4 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 6.2 Microsoft Corp 6.0 Exxon Mobil Corp 5.4 GE Aerospace 4.1 NVIDIA Corp 4.1 GE Vernova Inc 3.6 Bank of America Corp 3.0 Apple Inc 2.9 Boeing Co 2.5 Shell PLC ADR 2.2 40.0
Fidelity Advisor Growth & Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity Advisor® Growth & Income Fund Class I
Trading Symbol	FGJDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 30	0.56%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%
Net Assets	$ 14,445,258,650
Holdings Count | shares	193
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$14,445,258,650
Number of Holdings	193
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.7 Industrials 18.7 Financials 17.3 Health Care 10.7 Energy 10.4 Consumer Staples 6.4 Communication Services 5.6 Consumer Discretionary 2.7 Utilities 2.1 Materials 1.1 Real Estate 0.8 Common Stocks 94.5 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.5 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 United States 91.2 Canada 2.2 United Kingdom 1.3 Belgium 1.3 Taiwan 1.0 Netherlands 0.8 Germany 0.7 France 0.6 Zambia 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Canada - 2.2 United Kingdom - 1.3 Belgium - 1.3 Taiwan - 1.0 Netherlands - 0.8 Germany - 0.7 France - 0.6 Zambia - 0.4 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 6.2 Microsoft Corp 6.0 Exxon Mobil Corp 5.4 GE Aerospace 4.1 NVIDIA Corp 4.1 GE Vernova Inc 3.6 Bank of America Corp 3.0 Apple Inc 2.9 Boeing Co 2.5 Shell PLC ADR 2.2 40.0
Fidelity Advisor Growth & Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity Advisor® Growth & Income Fund Class Z
Trading Symbol	FGJEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 14,445,258,650
Holdings Count | shares	193
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$14,445,258,650
Number of Holdings	193
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.7 Industrials 18.7 Financials 17.3 Health Care 10.7 Energy 10.4 Consumer Staples 6.4 Communication Services 5.6 Consumer Discretionary 2.7 Utilities 2.1 Materials 1.1 Real Estate 0.8 Common Stocks 94.5 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.5 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 United States 91.2 Canada 2.2 United Kingdom 1.3 Belgium 1.3 Taiwan 1.0 Netherlands 0.8 Germany 0.7 France 0.6 Zambia 0.4 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 Canada - 2.2 United Kingdom - 1.3 Belgium - 1.3 Taiwan - 1.0 Netherlands - 0.8 Germany - 0.7 France - 0.6 Zambia - 0.4 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 6.2 Microsoft Corp 6.0 Exxon Mobil Corp 5.4 GE Aerospace 4.1 NVIDIA Corp 4.1 GE Vernova Inc 3.6 Bank of America Corp 3.0 Apple Inc 2.9 Boeing Co 2.5 Shell PLC ADR 2.2 40.0
Fidelity Advisor Dividend Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class Z
Trading Symbol	FGDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 30	0.54%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.54%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 10,786,723,741
Holdings Count | shares	132
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$10,786,723,741
Number of Holdings	132
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.3 Industrials 17.0 Financials 15.9 Communication Services 12.5 Energy 8.7 Health Care 6.1 Consumer Staples 3.9 Materials 3.6 Consumer Discretionary 3.6 Real Estate 2.4 Utilities 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 88.9 Canada 3.0 Taiwan 2.1 United Kingdom 1.7 Korea (South) 1.5 Norway 0.6 Zambia 0.5 Brazil 0.5 Germany 0.4 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 3.0 Taiwan - 2.1 United Kingdom - 1.7 Korea (South) - 1.5 Norway - 0.6 Zambia - 0.5 Brazil - 0.5 Germany - 0.4 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.6 Alphabet Inc Class A 7.8 Microsoft Corp 4.8 Meta Platforms Inc Class A 3.7 Boeing Co 2.9 Western Digital Corp 2.0 GE Vernova Inc 2.0 Broadcom Inc 1.9 Seagate Technology Holdings PLC 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 37.4
Fidelity Advisor Dividend Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class A
Trading Symbol	FGDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 50	0.91%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.91%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 10,786,723,741
Holdings Count | shares	132
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$10,786,723,741
Number of Holdings	132
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.3 Industrials 17.0 Financials 15.9 Communication Services 12.5 Energy 8.7 Health Care 6.1 Consumer Staples 3.9 Materials 3.6 Consumer Discretionary 3.6 Real Estate 2.4 Utilities 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 88.9 Canada 3.0 Taiwan 2.1 United Kingdom 1.7 Korea (South) 1.5 Norway 0.6 Zambia 0.5 Brazil 0.5 Germany 0.4 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 3.0 Taiwan - 2.1 United Kingdom - 1.7 Korea (South) - 1.5 Norway - 0.6 Zambia - 0.5 Brazil - 0.5 Germany - 0.4 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.6 Alphabet Inc Class A 7.8 Microsoft Corp 4.8 Meta Platforms Inc Class A 3.7 Boeing Co 2.9 Western Digital Corp 2.0 GE Vernova Inc 2.0 Broadcom Inc 1.9 Seagate Technology Holdings PLC 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 37.4
Fidelity Advisor Dividend Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class M
Trading Symbol	FGDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 63	1.16%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.16%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 10,786,723,741
Holdings Count | shares	132
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$10,786,723,741
Number of Holdings	132
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.3 Industrials 17.0 Financials 15.9 Communication Services 12.5 Energy 8.7 Health Care 6.1 Consumer Staples 3.9 Materials 3.6 Consumer Discretionary 3.6 Real Estate 2.4 Utilities 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 88.9 Canada 3.0 Taiwan 2.1 United Kingdom 1.7 Korea (South) 1.5 Norway 0.6 Zambia 0.5 Brazil 0.5 Germany 0.4 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 3.0 Taiwan - 2.1 United Kingdom - 1.7 Korea (South) - 1.5 Norway - 0.6 Zambia - 0.5 Brazil - 0.5 Germany - 0.4 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.6 Alphabet Inc Class A 7.8 Microsoft Corp 4.8 Meta Platforms Inc Class A 3.7 Boeing Co 2.9 Western Digital Corp 2.0 GE Vernova Inc 2.0 Broadcom Inc 1.9 Seagate Technology Holdings PLC 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 37.4
Fidelity Advisor Dividend Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class C
Trading Symbol	FGDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 90	1.66%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.66%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 10,786,723,741
Holdings Count | shares	132
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$10,786,723,741
Number of Holdings	132
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.3 Industrials 17.0 Financials 15.9 Communication Services 12.5 Energy 8.7 Health Care 6.1 Consumer Staples 3.9 Materials 3.6 Consumer Discretionary 3.6 Real Estate 2.4 Utilities 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 88.9 Canada 3.0 Taiwan 2.1 United Kingdom 1.7 Korea (South) 1.5 Norway 0.6 Zambia 0.5 Brazil 0.5 Germany 0.4 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 3.0 Taiwan - 2.1 United Kingdom - 1.7 Korea (South) - 1.5 Norway - 0.6 Zambia - 0.5 Brazil - 0.5 Germany - 0.4 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.6 Alphabet Inc Class A 7.8 Microsoft Corp 4.8 Meta Platforms Inc Class A 3.7 Boeing Co 2.9 Western Digital Corp 2.0 GE Vernova Inc 2.0 Broadcom Inc 1.9 Seagate Technology Holdings PLC 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 37.4
Fidelity Advisor Dividend Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class I
Trading Symbol	FGDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 36	0.66%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.66%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 10,786,723,741
Holdings Count | shares	132
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$10,786,723,741
Number of Holdings	132
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.3 Industrials 17.0 Financials 15.9 Communication Services 12.5 Energy 8.7 Health Care 6.1 Consumer Staples 3.9 Materials 3.6 Consumer Discretionary 3.6 Real Estate 2.4 Utilities 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 88.9 Canada 3.0 Taiwan 2.1 United Kingdom 1.7 Korea (South) 1.5 Norway 0.6 Zambia 0.5 Brazil 0.5 Germany 0.4 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 3.0 Taiwan - 2.1 United Kingdom - 1.7 Korea (South) - 1.5 Norway - 0.6 Zambia - 0.5 Brazil - 0.5 Germany - 0.4 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.6 Alphabet Inc Class A 7.8 Microsoft Corp 4.8 Meta Platforms Inc Class A 3.7 Boeing Co 2.9 Western Digital Corp 2.0 GE Vernova Inc 2.0 Broadcom Inc 1.9 Seagate Technology Holdings PLC 1.9 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.8 37.4
Fidelity Advisor Blue Chip Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value Fund
Class Name	Fidelity Advisor® Blue Chip Value Fund Class A
Trading Symbol	FFVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period September 11, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 30	0.74%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.74%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 603,904,138
Holdings Count | shares	82
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$603,904,138
Number of Holdings	82
Portfolio Turnover	126%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.9 Industrials 13.7 Health Care 13.3 Information Technology 12.4 Communication Services 10.2 Consumer Discretionary 8.0 Energy 6.3 Consumer Staples 5.5 Materials 4.3 Real Estate 4.2 Utilities 3.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.0 Taiwan 2.0 United Kingdom 1.1 Canada 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Taiwan - 2.0 United Kingdom - 1.1 Canada - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.7 Wells Fargo & Co 3.9 Exxon Mobil Corp 3.4 Amazon.com Inc 3.4 US Bancorp 2.6 Merck & Co Inc 2.0 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.0 Cisco Systems Inc 2.0 Alphabet Inc Class C 1.9 Citigroup Inc 1.9 27.8
Fidelity Advisor Blue Chip Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value Fund
Class Name	Fidelity Advisor® Blue Chip Value Fund Class M
Trading Symbol	FFVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period September 11, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 41	0.99%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 603,904,138
Holdings Count | shares	82
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$603,904,138
Number of Holdings	82
Portfolio Turnover	126%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.9 Industrials 13.7 Health Care 13.3 Information Technology 12.4 Communication Services 10.2 Consumer Discretionary 8.0 Energy 6.3 Consumer Staples 5.5 Materials 4.3 Real Estate 4.2 Utilities 3.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.0 Taiwan 2.0 United Kingdom 1.1 Canada 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Taiwan - 2.0 United Kingdom - 1.1 Canada - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.7 Wells Fargo & Co 3.9 Exxon Mobil Corp 3.4 Amazon.com Inc 3.4 US Bancorp 2.6 Merck & Co Inc 2.0 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.0 Cisco Systems Inc 2.0 Alphabet Inc Class C 1.9 Citigroup Inc 1.9 27.8
Fidelity Advisor Blue Chip Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value Fund
Class Name	Fidelity Advisor® Blue Chip Value Fund Class C
Trading Symbol	FFVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period September 11, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 61	1.49%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.49%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 603,904,138
Holdings Count | shares	82
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$603,904,138
Number of Holdings	82
Portfolio Turnover	126%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.9 Industrials 13.7 Health Care 13.3 Information Technology 12.4 Communication Services 10.2 Consumer Discretionary 8.0 Energy 6.3 Consumer Staples 5.5 Materials 4.3 Real Estate 4.2 Utilities 3.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.0 Taiwan 2.0 United Kingdom 1.1 Canada 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Taiwan - 2.0 United Kingdom - 1.1 Canada - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.7 Wells Fargo & Co 3.9 Exxon Mobil Corp 3.4 Amazon.com Inc 3.4 US Bancorp 2.6 Merck & Co Inc 2.0 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.0 Cisco Systems Inc 2.0 Alphabet Inc Class C 1.9 Citigroup Inc 1.9 27.8
Fidelity Advisor Blue Chip Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value Fund
Class Name	Fidelity Advisor® Blue Chip Value Fund Class I
Trading Symbol	FFVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period September 11, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 18	0.44%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.44%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 603,904,138
Holdings Count | shares	82
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$603,904,138
Number of Holdings	82
Portfolio Turnover	126%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.9 Industrials 13.7 Health Care 13.3 Information Technology 12.4 Communication Services 10.2 Consumer Discretionary 8.0 Energy 6.3 Consumer Staples 5.5 Materials 4.3 Real Estate 4.2 Utilities 3.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.0 Taiwan 2.0 United Kingdom 1.1 Canada 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Taiwan - 2.0 United Kingdom - 1.1 Canada - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.7 Wells Fargo & Co 3.9 Exxon Mobil Corp 3.4 Amazon.com Inc 3.4 US Bancorp 2.6 Merck & Co Inc 2.0 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.0 Cisco Systems Inc 2.0 Alphabet Inc Class C 1.9 Citigroup Inc 1.9 27.8
Fidelity Advisor Blue Chip Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value Fund
Class Name	Fidelity Advisor® Blue Chip Value Fund Class Z
Trading Symbol	FFVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period September 11, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 15	0.37%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.37%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 603,904,138
Holdings Count | shares	82
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$603,904,138
Number of Holdings	82
Portfolio Turnover	126%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.9 Industrials 13.7 Health Care 13.3 Information Technology 12.4 Communication Services 10.2 Consumer Discretionary 8.0 Energy 6.3 Consumer Staples 5.5 Materials 4.3 Real Estate 4.2 Utilities 3.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 96.0 Taiwan 2.0 United Kingdom 1.1 Canada 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Taiwan - 2.0 United Kingdom - 1.1 Canada - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.7 Wells Fargo & Co 3.9 Exxon Mobil Corp 3.4 Amazon.com Inc 3.4 US Bancorp 2.6 Merck & Co Inc 2.0 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.0 Cisco Systems Inc 2.0 Alphabet Inc Class C 1.9 Citigroup Inc 1.9 27.8